Supplement dated October 1, 2023
to the Prospectus (as supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the
Funds):
Fund	Prospectus Dated
Columbia Acorn Trust
Columbia Acorn European Fund	5/1/2023
Columbia Acorn Fund	5/1/2023
Columbia Acorn International	5/1/2023
Columbia Acorn International Select	5/1/2023
Columbia Thermostat Fund	5/1/2023
Columbia Funds Series Trust
Columbia California Intermediate Municipal Bond Fund	9/1/2023
Columbia Capital Allocation Moderate Aggressive Portfolio	6/1/2023
Columbia Capital Allocation Moderate Conservative Portfolio	6/1/2023
Columbia Convertible Securities Fund	7/1/2023
Columbia Large Cap Enhanced Core Fund	7/1/2023
Columbia Large Cap Growth Opportunity Fund	7/1/2023
Columbia Large Cap Index Fund	7/1/2023
Columbia Mid Cap Index Fund	7/1/2023
Columbia Overseas Value Fund	7/1/2023
Columbia Select Large Cap Equity Fund	7/1/2023
Columbia Select Mid Cap Value Fund	7/1/2023
Columbia Short Duration Municipal Bond Fund	9/1/2023
Columbia Short Term Bond Fund	8/1/2023
Columbia Small Cap Index Fund	7/1/2023
Columbia Small Cap Value Fund II	7/1/2023
Columbia Funds Series Trust I
Columbia Adaptive Retirement 2020 Fund	8/1/2023
Columbia Adaptive Retirement 2025 Fund	8/1/2023
Columbia Adaptive Retirement 2030 Fund	8/1/2023
Columbia Adaptive Retirement 2035 Fund	8/1/2023
Columbia Adaptive Retirement 2040 Fund	8/1/2023
Columbia Adaptive Retirement 2045 Fund	8/1/2023
Columbia Adaptive Retirement 2050 Fund	8/1/2023
Columbia Adaptive Retirement 2055 Fund	8/1/2023
Columbia Adaptive Retirement 2060 Fund	8/1/2023
Columbia Balanced Fund	1/1/2023
Columbia Bond Fund	9/1/2023
Columbia Connecticut Intermediate Municipal Bond Fund	3/1/2023
Columbia Contrarian Core Fund	1/1/2023
Columbia Corporate Income Fund	9/1/2023
Columbia Emerging Markets Fund	1/1/2023
Columbia Global Technology Growth Fund	1/1/2023
Columbia Greater China Fund	1/1/2023
Columbia Intermediate Duration Municipal Bond Fund	3/1/2023
Columbia International Dividend Income Fund	1/1/2023
Columbia Large Cap Growth Fund (Classes A, Adv, C, Inst, Inst2, Inst3, R and V)	12/1/2022
Columbia Massachusetts Intermediate Municipal Bond Fund	3/1/2023
Columbia New York Intermediate Municipal Bond Fund	3/1/2023
Columbia Oregon Intermediate Municipal Bond Fund	12/1/2022
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Fund	Prospectus Dated
Columbia Real Estate Equity Fund	4/27/2023
Columbia Select Large Cap Growth Fund	8/1/2023
Columbia Select Mid Cap Growth Fund	1/1/2023
Columbia Small Cap Growth Fund	1/1/2023
Columbia Small Cap Value Fund I	9/1/2023
Columbia Strategic California Municipal Income Fund	3/1/2023
Columbia Strategic Income Fund	1/1/2023
Columbia Strategic New York Municipal Income Fund	3/1/2023
Columbia Tax-Exempt Fund	12/1/2022
Columbia Total Return Bond Fund	9/1/2023
Columbia U.S. Treasury Index Fund	9/1/2023
Columbia Ultra Short Term Bond Fund	12/1/2022
Columbia Funds Series Trust II
Columbia Capital Allocation Aggressive Portfolio	6/1/2023
Columbia Capital Allocation Conservative Portfolio	6/1/2023
Columbia Capital Allocation Moderate Portfolio	6/1/2023
Columbia Disciplined Core Fund	12/1/2022
Columbia Disciplined Growth Fund	12/1/2022
Columbia Disciplined Value Fund	12/1/2022
Columbia Emerging Markets Bond Fund	1/1/2023
Columbia Floating Rate Fund	12/1/2022
Columbia Global Opportunities Fund	12/1/2022
Columbia Global Value Fund	7/1/2023
Columbia Government Money Market Fund	12/1/2022
Columbia Income Builder Fund	6/1/2023
Columbia Income Opportunities Fund	12/1/2022
Columbia Integrated Large Cap Growth Fund	1/1/2023
Columbia Integrated Large Cap Value Fund	1/1/2023
Columbia Integrated Small Cap Growth Fund	1/1/2023
Columbia Limited Duration Credit Fund	12/1/2022
Columbia Minnesota Tax-Exempt Fund	12/1/2022
Columbia Overseas Core Fund	7/1/2023
Columbia Pyrford International Stock Fund	1/1/2023
Columbia Select Global Equity Fund	3/1/2023
Columbia Seligman Global Technology Fund	3/1/2023
Columbia Strategic Municipal Income Fund	12/1/2022
Columbia Ultra Short Duration Municipal Bond Fund	1/1/2023
For each Fund  Effective immediately, the following is hereby added to the section "Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges" of each Fund’s Prospectus:
 J.P. Morgan Securities LLC
The following information has been provided by J.P. Morgan Securities LLC:
Effective September 29, 2023, if you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this prospectus or SAI.
Front-end sales charge waivers on Class A shares available at J.P. Morgan Securities LLC
■	Shares exchanged from Class C (i.e. level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.

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■	Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.
■	Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.
■	Shares purchased through rights of reinstatement.
■	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the Columbia fund family).
■	Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.
Class C to Class A share conversion
■	A shareholder in the fund’s Class C shares will have their shares converted to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.
CDSC waivers on Class A and C shares available at J.P. Morgan Securities LLC
■	Shares sold upon the death or disability of the shareholder.
■	Shares sold as part of a systematic withdrawal plan as described in this prospectus.
■	Shares purchased in connection with a return of excess contributions from an IRA account.
■	Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
■	Shares acquired through a right of reinstatement.
Front-end load discounts available at J.P. Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent
■	Breakpoints as described in this prospectus.
■	Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in this prospectus will be automatically calculated based on the aggregated holding of Columbia fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible Columbia fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.
■	Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within the Columbia fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).
The rest of Appendix A remains the same.
Shareholders should retain this Supplement for future reference.
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